Investment in equity investees (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures
Schedule Of Equity Method Investees [Table Text Block]
Years ended December 31,	2015	2014	2013
(In thousands)
Operating results:
Total revenues	$643,632	$715,966	$1,302,637
Total expenses	414,975	343,100	1,024,713
Income tax (benefit) expense	33,920	43,993	39,301
Net income	$194,737	$328,873	$238,623

At December 31,		2015	2014
(In thousands)
Balance Sheet:
Total assets		$7,647,048	$7,421,225
Total liabilities		$5,388,229	$5,182,478